13. Loans (Details - Economic Injury Disaster Loan) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
SBA Loan	$ 664,157	$ 396,860
Bank Loan	1,496,400
Less: current portion	(355,021)	(194,125)	$ 0
Long term portion	$ 1,805,536	$ 202,735	$ 0